Income Taxes 10-K (Tables)	12 Months Ended
Jun. 05, 2012
INCOME TAXES [Abstract]
Components of income tax expense/(benefit)
Income tax (benefit)/expense includes the following components (in thousands):

	2012	2011	2010
Current:
Federal	$2,199	$5,378	$(6,387)
State	3,103	1,720	(822)
Foreign	155	132	107
	5,457	7,230	(7,102)
Deferred:
Federal	(18,634)	(2,218)	16,900
State	(1,573)	732	2,616
	(20,207)	(1,486)	19,516
	$(14,750)	$5,744	$12,414

Deferred tax assets and liabilities
Deferred tax assets and liabilities are comprised of the following (in thousands):

	2012	2011
Deferred tax assets:
Employee benefits	$27,510	$26,857
General business credits carryforward	21,675	10,957
Escalating minimum rents	18,438	18,151
State net operating losses	7,672	6,822
Goodwill	7,012	1,664
Insurance reserves	6,500	5,886
Closed restaurant lease reserves	2,704	794
Gift certificate income	1,915	1,684
Deferred gain on sale-leaseback transactions	1,685	-
Other	7,180	7,361
Gross deferred tax assets	102,291	80,176
Deferred tax asset valuation allowances	(2,392)	(1,501)
Net deferred tax assets	$99,899	$78,675

Deferred tax liabilities:
Depreciation	(99,901)	(94,005)
Smallwares	(2,882)	(2,698)
Prepaid deductions	(2,472)	(2,323)
Partnership investments	(380)	(3,328)
Other	(4,697)	(4,815)
Total deferred tax liabilities	(110,332)	(107,169)
Net deferred tax liability	$(10,433)	$(28,494)

Reported in Consolidated Balance Sheets as:
Deferred income taxes - current asset	$27,134	$14,429
Deferred income taxes - noncurrent liability	(37,567)	(42,923)
	$(10,433)	$(28,494)

Reconciliation from statutory federal income tax expense to reported income tax expense/(benefit)
A reconciliation from the statutory federal income tax (benefit)/expense to the reported income tax (benefit)/expense is as follows (in thousands):

	2012	2011	2010

Statutory federal income taxes	$(5,228)	$18,418	$20,215
State income taxes, net of federal income tax benefit	(1,956)	228	955
FICA tip credit	(8,285)	(8,264)	(7,735)
Work opportunity tax credit	(2,189)	(2,624)	(1,352)
Other federal tax credits	(384)	(197)	(179)
Goodwill impairment	1,750	-	-
Other, net	1,542	(1,817)	510
	$(14,750)	$5,744	$12,414

Reconciliation of beginning and ending amount of unrecognized tax benefits
We had a liability for unrecognized tax benefits of $6.4 million at June 5, 2012, $4.2 million of which, if recognized, would impact our effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal 2012 and 2011 follows (in thousands):

	2012	2011
Beginning of year	$5,171	$3,415
Additions for tax positions related to the current year	901	624
Additions for tax positions of prior years	2,079	1,668
Reductions for tax positions of prior years	(764)	(60)
Reductions for settlements with taxing authorities	(110)	-
Reductions due to statute settlements	(853)	(476)
End of year	$6,424	$5,171